SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Lease Terms and the Estimated Useful Lives) (Details) - Buildings [Member]	12 Months Ended
Dec. 31, 2019
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms and the estimated useful lives	1 year
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms and the estimated useful lives	5 years